[LOGO OF LINCOLN FINANCIAL GROUP]









                                                                Lincoln National
                                                              Managed Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 1999

Lincoln National Managed Fund, Inc.


Index
         Commentary
         Statement of Net Assets
         Statement of Operations
         Statements of Changes in Net Assets
         Financial Highlights
         Notes to Financial Statements

Lincoln National Managed Fund, Inc.

Managed by:         [LOGO OF LINCOLN FINANCIAL GROUP]


The Fund had a return of 3.7% for the first six months of 1999 while its customized benchmark (55% S&P 500 Index, 40% Lehman Brothers Government/Corporate Bond Index and 5% Salomon Brothers 90 day T-Bill) returned 5.9% for the same time period. The asset allocation of the Fund at the end of June was 58.8% equities (54.6% large cap, 4.2% small cap), 37.8% bonds and 3.4% cash. The equity allocations have had the greatest impact on the Fund. The large cap portion returned 10.3% for the first six months of the year. By contrast, the S&P 500 Index returned 12.2% year-to-date. The small cap piece contributed a strong return of 14.8% in the second quarter. However, the return for the small cap component of the portfolio has lagged the Russell 2000 Index for the year-to-date, with a (3.3)% return. The performance of the Fund has been hurt by the bond component, as bonds had a (2.6)% return on the year. Bond prices have gone down in 1999, as the U.S. economy has remained robust, with bond market participants anticipating tighter Federal Reserve policy to slow economic growth. We believe the equity indices are ahead of where they should be given expected earnings and current interest rate levels. With the valuation market so high, a sudden change in market sentiment could lead to a severe correction. Therefore, the Fund's allocation will stay at a more neutral position.


David C. Fischer



                                Managed Fund  1

Lincoln National Managed Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 1999 Investments:

                                             Par               Market
Long-Term Debt Investments:                  Amount            Value
--------------------------------------------------------------------------
U.S. Government and Agency Obligations: 19.3%
--------------------------------------------------------------------------
Federal Farm Credit Bank
5.75%, 3/23/05                             $24,000,000       $23,348,395
Federal Home Loan Mortgage Corporation
6.39%, 10/15/06                              1,971,743         1,957,571
6.00%, 6/11/08                              13,800,000        13,400,447
5.13%, 10/15/08                             44,800,000        40,783,313
7.30%, 12/1/12                               2,911,380         2,946,862
8.50%, 1/1/17                                  446,827           474,475
7.50%, 5/25/20                               3,504,863         3,547,276
Federal National Mortgage Association
0.00%, 8/7/01                                7,000,000         6,192,845
6.73%, 8/1/05                                2,068,060         2,067,398
7.18%, 10/1/05                               3,869,466         3,903,053
6.66%, 11/1/05                                 965,019           965,000
6.66%, 12/1/05                               1,929,094         1,934,457
7.04%, 7/1/06                                2,423,278         2,470,229
0.00%, 7/24/06                              11,500,000         7,399,766
7.15%, 10/1/15                               2,726,767         2,742,528
7.00%, 10/1/25                               1,631,701         1,622,013
6.50%, 6/1/28                               13,752,658        13,301,399
Government National Mortgage Association
6.50%, 12/15/23                                956,481           928,086
U.S. Treasury Bill (+)
4.97%, 7/22/99                               1,200,000         1,196,589
U.S. Treasury Bond
6.13%, 8/15/07                              18,000,000        18,199,107
U.S. Treasury Note
10.75%, 8/15/05                             15,000,000        18,604,866
U.S. Treasury Strip
0.00%, 2/15/11                              36,200,000        17,801,759
--------------------------------------------------------------------------
                                                             185,787,434

Asset Backed: 0.0%
--------------------------------------------------------------------------
Mid-State Trust
7.63%, 4/1/22                                   97,205            98,617
Collaterlized Mortgage Obligations: 1.1%
CMO Ser 1996-23
6.50%, 9/25/21                               3,823,745         3,810,465
Norwest Asset Sec Corp Ser 99-5
6.25%, 3/25/14                               5,028,617         4,938,259
Vanderbuilt MTG Ser99-A CL 1A2 144A
5.97%, 3/7/12                                1,300,000         1,281,719
--------------------------------------------------------------------------
                                                              10,030,443

Automobile & Auto Parts: 0.2%
--------------------------------------------------------------------------
Chrysler
7.45%, 2/1/2097                              1,000,000           996,250
Goodyear Tire & Rubber
6.63%, 12/1/06                               1,250,000         1,229,688
--------------------------------------------------------------------------
                                                               2,225,938

Banking, Finance & Insurance: 8.4%
--------------------------------------------------------------------------
Ahmanson, H. F.
8.25%, 10/1/02                               2,000,000         2,087,500
Aristar Financial
7.50%, 7/1/99                                1,500,000         1,500,000
Banc One
9.88%, 3/1/09                                  500,000           600,000
Banque Paribas-NY
8.35%, 6/15/07                               1,600,000         1,728,000
Barnett Bank
6.90%, 9/1/05                                1,500,000         1,501,875
Barnett Capital Trust I
8.06%, 12/01/26                              1,900,000         1,928,500
Citicorp Notes
6.33%, 1/5/06                                1,600,000         1,546,000
Comerica Bank
7.88%, 9/15/26                               1,500,000         1,533,750
Dow Capital
9.00%, 5/15/10                               3,000,000         3,371,250

                                              Par               Market
Banking, Finance & Insurance (Cont.)          Amount            Value
--------------------------------------------------------------------------
Fannie Mae- When Issued
0.00%, 6/1/17                              $38,300,000       $11,944,939
Finova Capital
6.12%, 5/28/02                               1,000,000           991,250
First Union
8.00%, 8/15/09                               2,000,000         2,182,500
First of America Capital Trust I
8.12%, 1/31/27                               2,000,000         2,032,500
Fleet Financial Group
7.25%, 9/1/99                                1,000,000         1,002,940
General Electric Capital
8.30%, 9/20/09                               3,000,000         3,307,500
General Motors Acceptance
7.88%, 3/7/01                                1,500,000         1,541,250
8.88%, 6/1/10                                1,500,000         1,695,000
Household Finance
9.63%, 7/15/00                                 875,000           905,612
Hydro-Quebec
7.20%, 10/5/09                               3,000,000         3,414,683
International Lease Finance
8.25%, 1/15/00                               2,000,000         2,029,793
John Deere Capital
8.63%, 8/1/19                                2,000,000         2,132,500
Lehman Brothers Holdings
8.88%, 3/1/02                                1,000,000         1,045,000
Mellon Capital I Notes
7.72%, 12/1/26                               1,500,000         1,466,250
Mercantile Bancorp
7.30%, 6/15/07                               1,325,000         1,349,844
Midland Bank PLC
5.31%, 9/29/49                               1,600,000         1,279,200
Morgan Stanley Group
6.88%, 3/1/07                                2,250,000         2,247,188
National Westminister Bank
9.45%, 5/1/01                                  500,000           522,500
NationsBank
8.13%, 6/15/02                               1,000,000         1,041,250
Nynex Capital Funding
7.63%, 10/15/09                              3,000,000         3,324,277
PNC Funding
6.88%, 7/15/07                               1,663,000         1,658,843
PSE&G 144A
6.25%, 5/15/03                               2,500,000         2,440,625
Salomon Brothers
7.25%, 1/15/00                               1,000,000         1,010,099
Salomon Smith Barney
7.88%, 10/1/99                               3,000,000         3,018,824
Simon DeBartolo Group
7.13%, 6/24/05                                 600,000           585,750
SouthTrust Bank of Birmingham
7.69%, 5/15/25                               2,750,000         2,918,438
Standard Chartered PLC Notes
5.28%, 12/29/49                              3,000,000         1,977,900
State Street Capital-B
8.04%, 3/15/27                               1,400,000         1,410,500
Union Bank Switzerland
7.25%, 7/15/06                               2,250,000         2,269,688
Wachovia Capital Trust I
7.64%, 1/15/27                               1,900,000         1,850,125
--------------------------------------------------------------------------
                                                              80,393,643

Building & Materials: 0.2%
--------------------------------------------------------------------------
Champion International
7.70%, 12/15/99                              1,500,000         1,507,500
--------------------------------------------------------------------------

Cable, Media & Publishing: 0.5%
--------------------------------------------------------------------------
Century Communications
0.00%, 1/15/08                                 350,000           157,500
Charter Communications 144A
8.63%, 4/1/09                                  700,000           673,750
News America Holdings
8.45%, 8/1/34                                1,500,000         1,580,625
Time Warner
9.13%, 1/15/13                               2,000,000         2,320,000
--------------------------------------------------------------------------
                                                               4,731,875

Chemicals: 0.0%
--------------------------------------------------------------------------
ISP Holdings
9.00%, 10/15/03                                350,000           351,750


                                Managed Fund  2

                                             Par                Market
                                             Amount             Value
--------------------------------------------------------------------------
Consumer Products: 0.3%
--------------------------------------------------------------------------
Westvaco
8.30%, 8/1/22                               $2,500,000        $2,634,375
--------------------------------------------------------------------------

Energy: 0.3%
--------------------------------------------------------------------------
Enron
9.50%, 6/15/01                               1,000,000         1,056,250
Petro-Canada
8.60%, 10/15/01                              1,500,000         1,571,250
--------------------------------------------------------------------------
                                                               2,627,500
--------------------------------------------------------------------------

Environment Services: 0.2%
--------------------------------------------------------------------------
Waste Management
6.63%, 7/15/02                               2,000,000         2,010,000
Food, Beverage & Tobacco: 0.0%
Nabisco
7.55%, 6/15/15                                 750,000           744,375
Healthcare & Pharmaceuticals: 0.2%
Allegiance
7.30%, 10/15/06                              1,000,000         1,022,500
Tenet Healthcare
8.00%, 1/15/05                                 350,000           343,000
--------------------------------------------------------------------------
                                                               1,365,500

Leisure, Lodging & Entertainment: 0.2%
--------------------------------------------------------------------------
Darden Restaurants
6.38%, 2/1/06                                1,500,000         1,419,375
--------------------------------------------------------------------------

Metals & Mining: 0.6%
--------------------------------------------------------------------------
Cyprus Amax Minerals
7.38%, 5/15/07                               2,500,000         2,343,750
Inco
9.60%, 6/15/22                               1,000,000           891,250
Newmont Gold
8.91%, 1/5/09                                  665,276           711,014
Placer Dome
7.37%, 6/3/26                                1,000,000           970,000
Placer Dome-Series A
7.31%, 1/26/21                               1,000,000           871,250
--------------------------------------------------------------------------
                                                               5,787,264

Miscellaneous: 0.9%
--------------------------------------------------------------------------
Buckeye Cellulose
8.50%, 12/15/05                                175,000           176,750
Corp Andina
7.75%, 3/1/04                                2,000,000         2,025,000
ESI Tractebel
7.99%, 12/30/11                                350,000           344,313
Lilly (Eli)
8.38%, 2/7/05                                2,250,000         2,411,550
Manitoba
7.75%, 7/17/16                               1,500,000         1,623,750
Polymer Group
9.00%, 7/1/07                                  350,000           343,000
Republic of Korea
8.88%, 4/15/08                               1,600,000         1,700,000
--------------------------------------------------------------------------
                                                               8,624,363

Paper & Forest Products: 0.0%
--------------------------------------------------------------------------
Big Flower Press                               350,000           325,500
Retail: 0.4%
Sears Roebuck
9.05%, 2/6/12                                2,500,000         2,893,750
Service Corp International
7.00%, 6/1/15                                1,000,000           995,000
--------------------------------------------------------------------------
                                                               3,888,750

Telecommunications: 0.7%
--------------------------------------------------------------------------
Litton Industries
6.98%, 3/15/36                               1,000,000         1,006,250
Pacificorp
9.15%, 8/9/11                                1,500,000         1,766,250
Qwest Communications International
0.00%, 2/1/08                                  350,000           261,625

                                             Par                Market
Telecommunications (Cont.)                   Amount             Value
--------------------------------------------------------------------------
Southwestern Bell Capital
7.13%, 6/1/05                              $ 2,000,000        $2,030,000
U.S. Cellular
7.25%, 8/15/07                               1,500,000         1,515,000
--------------------------------------------------------------------------
                                                               6,579,125

Transportation & Shipping: 1.1%
--------------------------------------------------------------------------
American Airlines
10.18%, 1/2/13                               1,500,000         1,769,868
Burlington Northern Railroad
6.94%, 1/2/14                                  454,072           447,782
Chicago & Northwestern Transportation
6.25%, 7/30/12                               1,323,702         1,285,646
CSX
7.25%, 5/1/27                                1,000,000         1,016,250
Federal Express
7.96%, 3/28/17                               1,129,243         1,161,709
General American Transportation
7.50%, 2/28/15                               1,401,974         1,433,518
Norfolk Southern
7.05%, 5/1/37                                2,000,000         2,027,500
United Airlines
9.35%, 4/7/16                                1,500,000         1,649,917
--------------------------------------------------------------------------
                                                              10,792,190

Utilities: 3.2%
--------------------------------------------------------------------------
Calpine
7.75%, 4/15/09                                 350,000           335,125
Colonial Gas-Series A
6.81%, 5/19/27                               1,500,000         1,522,500
Consumers Energy
6.50%, 6/15/05                               1,000,000           993,750
Detriot Edison
6.56%, 5/1/1                                 2,000,000         2,007,500
Duquesne Light
8.70%, 6/1/16                                2,462,000         2,655,883
Great Lakes Power
9.00%, 8/1/04                                1,500,000         1,601,250
Houston Light & Power Capital Trust II
8.26%, 2/1/37                                1,900,000         1,938,000
MidAmerican Energy
6.50%, 12/15/01                              1,250,000         1,248,438
Nevada Power
7.06%, 5/1/00                                1,500,000         1,511,250
Noble Affiliates
7.25%, 10/15/23                                600,000           561,000
Old Dominion Electric
7.48%, 12/1/13                               1,500,000         1,518,750
Pacific Gas and Electric
6.25%, 8/1/03                                2,000,000         1,982,500
Pennsylvania Power & Light
7.70%, 10/1/09                               3,000,000         3,210,000
PSI Energy
8.85%, 1/15/22                                 495,000           558,731
Public Service
6.38%, 11/1/05                               1,500,000         1,468,125
South Carolina Electric
9.00%, 7/15/06                               2,500,000         2,756,250
Texas Gas Transmissions
8.63%, 4/1/04                                2,000,000         2,160,000
Texas Utilities
7.38%, 8/1/01                                1,500,000         1,530,000
Washington Water Public
8.01%, 12/17/01                              1,000,000         1,025,000
--------------------------------------------------------------------------
                                                              30,584,052

Total Long Term Debt Investments: 37.8%
(Cost $ 368,265,407)                                         362,509,569
--------------------------------------------------------------------------

                                             Number
Common Stock:                                of Shares
--------------------------------------------------------------------------

Aerospace & Defense: 1.1%
--------------------------------------------------------------------------
GenCorp                                         34,000          858,500
General Dynamics                                 5,500          376,750
Gulfstream Aerospace *                          44,200        2,986,263
Kellstrom Industries *                          39,900          733,163
United Technologies                             80,000        5,735,000
--------------------------------------------------------------------------
                                                             10,689,676

                                Managed Fund  3

                                             Number             Market
                                             of Shares          Value
--------------------------------------------------------------------------
Automobiles & Auto Parts: 1.6%
Autonation                                     152,300      $ 2,712,844
Ford Motor                                      57,000        3,216,938
Goodrich (B.F.)                                 97,600        4,148,000
Hertz-Class A                                    9,600          595,200
Navistar International                          82,100        4,105,000
Smith (A.O.)                                    30,500          842,563
--------------------------------------------------------------------------
                                                             15,620,545

Banking, Finance & Insurance: 8.9%
--------------------------------------------------------------------------
Allstate                                        92,820        3,329,918
AmSouth Bancorporation                         105,600        2,448,600
American International Group                    56,800        6,649,150
Arcadia Financial                              107,300          831,575
Astoria Financial                                7,200          316,125
Bank of America                                 79,590        5,834,942
Bank of Boston                                  39,700        2,029,663
Bank One                                       122,852        7,317,372
Chase Manhattan                                 82,400        7,137,900
Chicago Title                                   21,300          760,144
Citigroup                                      175,574        8,339,741
Comerica                                        43,850        2,606,334
Conseco                                        157,800        4,803,038
Dime Bancorp                                    41,700          839,213
Dime Community Bancshares                       30,000          693,750
Flagstar Bancorp                                28,500          717,844
Federal Home Loan                               16,100          933,800
Federal National Mortgage                       13,100          895,713
Fidelity National Financial                     25,080          526,680
Firstar                                         20,100          562,800
Harbor Florida Bancshares                       67,000          818,656
Marsh & McLennan                                86,300        6,515,650
Merrill Lynch & Company                         14,400        1,151,100
Metris                                          50,616        2,062,602
Morgan (J.P.)                                   26,200        3,681,100
Pff Bancorp                                     39,000          734,906
Paine Webber Group                             106,600        4,983,550
Queens County Bancorp                           23,700          766,547
Roslyn Bancorp                                  44,075          758,916
RenaissanceRe Holdings *                        18,500          684,500
SEI                                             16,200        1,430,156
SLM Holding                                     52,100        2,386,831
Washington Mutual                               39,480        1,396,605
--------------------------------------------------------------------------
                                                             84,945,421

Buildings & Materials: 0.8%
--------------------------------------------------------------------------
Centex                                          64,400        2,419,025
Kaufman & Broad Home                            15,000          373,125
M.D.C. Holdings                                 40,100          862,150
Nortek *                                        24,300          760,894
NVR Inc                                         14,600          761,938
Standard Pacific                                51,900          671,456
USG                                             28,900        1,618,400
Vulcan Materials                                10,500          506,625
--------------------------------------------------------------------------
                                                              7,973,613

Cable, Media & Publishing: 1.6%
--------------------------------------------------------------------------
Big Flower Holdings                             21,100          672,563
Consolidated Graphics                           16,800          840,000
Donnelley & Sons                                75,100        2,783,394
Hollinger International                         59,500          706,563
Knight-Ridder                                   26,200        1,439,363
McGraw-Hill                                     58,700        3,166,131
New York Times                                 143,800        5,293,638
R.H.Donnelley                                   18,280          357,603
Valassis Communications                          7,200          263,700
--------------------------------------------------------------------------
                                                             15,522,955

Chemicals: 1.2%
--------------------------------------------------------------------------
Avery Dennison                                   6,300          380,363
Commercial Metals Company                       21,700          618,450
Cytec Industries                                18,200          580,125
Dollar Thrifty Automotive                       32,000          744,000
Dow Chemical                                    43,000        5,455,625
ETHYL                                          154,100          924,600
First Commonwealth Financial                    29,300          699,538

                                             Number             Market
Chemicals (Cont.)                            of Shares          Value
--------------------------------------------------------------------------
Lubrizol                                        30,300       $  850,294
Quaker Chemical                                 45,600          741,000
URS *                                           30,000          879,375
--------------------------------------------------------------------------
                                                             11,873,370

Computers & Technology: 8.8%
--------------------------------------------------------------------------
American Managment Systems                      35,200        1,127,500
American Power Conversion                       92,400        1,856,663
Apex PC Solutions                               38,200          781,906
Apple Computer *                               118,100        5,476,888
Avtoration                                      22,800          862,125
Bell & Howell *                                 20,200          763,813
BMC Software                                    16,000          863,500
Cisco Systems *                                 59,200        3,812,850
Computer Associates International               49,700        2,733,500
Dell Computer *                                116,800        4,317,950
Electronics Arts *                              23,300        1,261,113
IMRglobal                                       41,000          791,813
Intelligroup *                                  88,500          631,945
International Business Machine                  58,400        7,548,200
Keane *                                         25,000          565,625
Lexmark International Group A *                 77,200        5,100,025
Mercury Interactive                             51,300        1,817,944
Microsoft *                                    242,400       21,846,300
MTS Systems                                     58,300          706,888
Oracle                                         119,450        4,434,581
RWD Technologies                                46,300          481,809
Splash Technology Holdings *                    84,800          597,575
Sun Microsystems *                             119,300        8,220,516
Sunquest Information Systems                    55,000          892,031
Symantec *                                      43,400        1,108,056
Xerox                                           82,000        4,843,125
Xircom                                          25,400          764,381
--------------------------------------------------------------------------
                                                             84,208,622

Consumer Products: 1.7%
--------------------------------------------------------------------------
Avon Products                                   18,100        1,004,550
Brady Corp                                      23,900          776,750
Chattem                                         21,200          675,750
Clorox                                          34,100        3,642,306
Kimberly-Clark                                  20,300        1,157,100
Procter & Gamble                                89,100        7,952,175
Racing Champions                                45,000          317,813
WD-40                                           26,200          659,913
--------------------------------------------------------------------------
                                                             16,186,357

Electronics & Electrical Equipment: 3.1%
--------------------------------------------------------------------------
FirstEnergy                                     24,200          750,200
General Electric                               147,600       16,678,800
Honeywell                                       32,800        3,800,700
Intel                                          112,900        6,714,022
Read-Rite                                       80,000          496,250
Sawtek                                          19,000          871,625
Triumph Group                                   25,500          650,250
--------------------------------------------------------------------------
                                                             29,961,847

Energy: 3.8%
--------------------------------------------------------------------------
Ashland                                         19,600          786,450
Atlantic Richfield                              60,500        5,055,531
Enron                                           14,800        1,209,900
Exxon                                          134,600       10,381,025
Friede Goldman International *                  45,000          624,375
Gulf Island Fabrication *                       50,500          604,422
Kerr-McGee                                      18,191          912,961
Occidental Petroleum                            98,800        2,087,150
Oceaneering International                       44,900          724,013
Royal Dutch Petroleum                           94,000        5,663,500
Semco Energy Incorporated                       36,000          552,375
Sun                                             37,700        1,138,069
Texaco                                          85,800        5,362,500
USX-Marathon Group                              31,700        1,032,231
--------------------------------------------------------------------------
                                                             36,134,502

Food, Beverage & Tobacco: 3.6%
--------------------------------------------------------------------------
Canandaigua Brands Class A *                    15,000          786,094
CKE Restaurants                                 84,920        1,379,950
Coca Cola                                       76,800        4,800,000

                                Managed Fund  4

                                             Number             Market
Food, Beverage & Tobacco (Cont.)             of Shares          Value
--------------------------------------------------------------------------
ConAgra                                         59,100      $ 1,573,538
General Mills                                   45,400        3,649,025
Heinz (H.J.)                                    60,550        3,035,069
Omega Protein *                                112,400          590,100
Philip Morris                                  175,800        7,064,963
Pilgrims Pride                                  34,700        1,041,000
Quaker Oats                                     72,400        4,805,550
Ralcorp Holdings *                              39,500          634,469
Riviana Foods                                   39,900          758,100
Ryan's Family Steakhouses                       64,100          743,159
Schweitzer-Mauduit International                47,500          712,500
Suiza Foods *                                   48,100        2,014,188
United Natural Foods                            26,000          645,125
--------------------------------------------------------------------------
                                                             34,232,830

Healthcare & Pharmaceuticals: 6.2%
--------------------------------------------------------------------------
Ameripath *                                     82,000          704,688
Amgen *                                        122,400        7,447,275
Baxter International Contigent Value Rights     93,900            8,451
Bergen Brunswig Class A                         11,264          194,299
Boston Scientific                               22,800        1,001,775
Bristol-Myers Squibb                           104,400        7,353,675
CareMatrix *                                    67,100          832,459
Hanger Orthopedic Group *                       43,500          617,156
Johnson & Johnson                               49,900        4,890,200
Lilly (Eli)                                     27,100        1,941,038
Lincare Holdings *                              91,400        2,287,856
Matria Healthcare *                            110,800          806,763
Medicis Pharmaceutical Class A *                26,000          659,750
Medtronic                                       74,884        5,831,592
Merck & Company                                 85,600        6,334,400
Ocular Sciences                                 24,000          416,250
Pfizer                                          49,200        5,399,700
Protein Design Labs                             31,100          687,116
Rexall Sundown                                  36,200          440,056
Roberts Pharmacueticals                         42,100        1,020,925
Schering-Plough                                176,700        9,365,100
The Cooper Companies *                          34,300          855,356
Theragenics                                     85,300          591,769
--------------------------------------------------------------------------
                                                             59,687,649

Industrial Machinery: 0.3%
--------------------------------------------------------------------------
Cascade                                         51,400          719,600
Ingersoll-Rand                                  37,300        2,410,513
--------------------------------------------------------------------------
                                                              3,130,113

Leisure, Lodging & Entertainment: 0.5%
--------------------------------------------------------------------------
Carnival Cruise Lines                           62,000        3,007,000
Eastman Kodak                                   11,700          792,675
Foodmaker                                       26,600          754,775
Silver Leaf Resorts *                           85,000          547,188
--------------------------------------------------------------------------
                                                              5,101,638

Metals & Mining: 0.4%
--------------------------------------------------------------------------
Amcol International *                           61,500          884,063
Armco                                          109,000          722,125
Terex                                           23,100          703,106
USX-U.S. Steel Group                            69,800        1,884,600
--------------------------------------------------------------------------
                                                              4,193,894

Miscellaneous: 1.3%
--------------------------------------------------------------------------
ACX Technologies                                55,500          901,875
Advo *                                          36,500          757,375
Beazer Homes USA                                33,000          765,188
Barnes Group                                    32,000          696,000
Insight Enterprises *                           22,350          552,464
Lawter International Inc                        62,000          751,750
Media Arts Group *                              78,500          343,438
Prime Medical Services                          95,000          703,594
Plantronics                                     11,700          761,963
Spacelabs Medical                               42,400          795,000
Tyco International                              58,100        5,504,975
--------------------------------------------------------------------------
                                                             12,533,622

Packaging & Containers: 0.1%
--------------------------------------------------------------------------
Shorewood Packaging                             38,000          700,625
--------------------------------------------------------------------------


                                             Number             Market
                                             of Shares          Value
--------------------------------------------------------------------------
Paper & Forest Products: 0.2%
--------------------------------------------------------------------------
Fort James                                      23,500        $ 890,063
Weyerhaeuser                                    14,100          969,375
--------------------------------------------------------------------------
                                                              1,859,438

Retail: 4.0%
--------------------------------------------------------------------------
Best Buy                                        19,000        1,282,500
Cato Class A                                    59,200          688,200
Cost Plus *                                     19,700          895,119
Family Dollar Stores                           184,000        4,416,000
Fossil *                                        18,700          902,275
Home Depot                                      54,900        3,537,619
Jostens                                         84,500        1,779,781
Kenneth Cole Productions-A                      25,000          696,875
Kroger *                                        25,800          720,788
Lowe's Companies                                58,500        3,316,219
Micro Warehouse *                               47,900          850,225
Musicland Stores *                              85,100          755,263
Russ Berrie                                     26,500          655,875
Safeway *                                       71,000        3,514,500
Sherwin-Williams                                15,400          427,350
Talbots                                         21,600          823,500
TJX                                            147,600        4,916,925
Trans World Entertainment *                     58,750          657,266
Wal-Mart Stores                                150,600        7,266,450
--------------------------------------------------------------------------
                                                             38,102,730

Telecommunications: 6.5%
--------------------------------------------------------------------------
Ameritech                                      120,200        8,834,700
A T & T                                        131,100        7,317,019
Bell Atlantic                                  107,428        7,023,106
BellSouth                                      165,600        7,762,500
Dycom                                           15,450          865,200
General Instrument *                            69,200        2,941,000
GTE                                             58,300        4,412,581
InterVoice                                      58,000          835,563
Lucent Technologies                            121,200        8,173,425
MCI Worldcom                                    13,200        1,135,613
Melita International                            55,200          741,750
Tellabs *                                       81,000        5,475,094
U.S.West                                       114,900        6,750,375
--------------------------------------------------------------------------
                                                             62,267,926

Textiles, Apparel & Furniture: 0.9%
--------------------------------------------------------------------------
Albany International                            34,000          705,500
Johnson Controls                                62,300        4,318,169
Tommy Hilfiger                                  49,600        3,642,500
--------------------------------------------------------------------------
                                                              8,666,169

Transportation & Shipping: 0.7%
--------------------------------------------------------------------------
Alaska Air Group *                              13,900          580,325
America West Holdings Class B                   33,800          637,975
AMR                                              9,900          675,675
Amtran Airlines *                               31,500          781,594
Canadian Pacific                                19,600          466,725
Canadian National Railway                        7,100          475,700
Continental Airlines Class B                    37,200        1,404,300
Landstar Systems                                18,000          649,688
M.S. Carriers                                   24,300          720,647
--------------------------------------------------------------------------
                                                              6,392,629

Utilities: 1.5%
--------------------------------------------------------------------------
Aquarion                                        22,500          781,875
Black Hills                                     27,550          637,094
Calpine                                         14,400          777,600
E'town                                           2,300          105,225
Energy East                                     61,900        1,609,400
General Public Utilities                        40,100        1,691,719
Northwestern                                    28,800          696,600
Otter Tail Power                                17,300          666,591
PECO Energy                                     56,400        2,372,325
Public Service Company of New Mexico            36,400          723,450
Public Service Enterprise Group                 19,000          776,625
Texas Utilities                                 52,300        2,157,375
Unicom                                          45,400        1,750,738
--------------------------------------------------------------------------
                                                             14,746,617
--------------------------------------------------------------------------

                                Managed Fund  5

                                                                Market
                                                                Value
--------------------------------------------------------------------------

Total Common Stock: 58.8%
(Cost $ 363,288,541)                                       $564,732,788
--------------------------------------------------------------------------

                                             Par
Money Market Instruments:                    Amount
--------------------------------------------------------------------------
Caterpillar
5.85%, 7/1/99                               $1,400,000        1,400,000
Fluor Corp
5.04%, 7/8/99                                1,400,000        1,400,000
Marsh USA
5.15%, 7/8/99                                5,000,000        5,000,000
5.14%, 7/23/99                               8,000,000        8,000,000
Volkswagen of America
0.00%, 7/6/99                                8,300,000        8,294,260
Wells Fargo
5.04%, 7/12/99                               5,000,000        4,992,315
--------------------------------------------------------------------------

Total Money Market Instruments: 3.0%
(Cost $29,086,575)                                           29,086,575
--------------------------------------------------------------------------

Total Investments: 99.6%
(Cost $760,640,523)                                         956,328,932
--------------------------------------------------------------------------
Other Assets Over Liabilities: 0.4%                           4,094,225
--------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $18.644 per share based on
51,514,263 shares issued and outstanding)                  $960,423,157
--------------------------------------------------------------------------

Components of Net Assets at June 30, 1999:
--------------------------------------------------------------------------
Common Stock, $.01 par value
 100,000,000 authorized shares                                  515,143
Paid in capital in excess of par value
 of shares issued                                           721,877,301
Undistributed net investment income                          15,225,583
Accumulated net realized gain on
 investments and futures contracts                           26,573,696
Net unrealized appreciation of
 investments and futures contracts                          196,231,434
--------------------------------------------------------------------------
Total Net Assets                                           $960,423,157
--------------------------------------------------------------------------

**  Non-income producing security.

(+) Fully or Partially pledged as collateral for open futures contracts.

See accompanying notes to financial statements.

                                Managed Fund  6

Lincoln National Managed Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 1999


Investment income:
 Interest                                                       $ 13,527,086
-----------------------------------------------------------------------------
 Dividends                                                         3,692,835
-----------------------------------------------------------------------------
  Total investment income                                         17,219,921
-----------------------------------------------------------------------------

Expenses:
 Management fees                                                   1,694,821
-----------------------------------------------------------------------------
 Accounting fees                                                     192,800
-----------------------------------------------------------------------------
 Printing and postage                                                 53,824
-----------------------------------------------------------------------------
 Legal fees                                                           22,800
-----------------------------------------------------------------------------
 Custody fees                                                         19,523
-----------------------------------------------------------------------------
 Directors fees                                                        2,100
-----------------------------------------------------------------------------
 Other                                                                11,517
-----------------------------------------------------------------------------
                                                                   1,997,385
-----------------------------------------------------------------------------
 Expenses paid indirectly                                             (3,047)
-----------------------------------------------------------------------------
  Total expenses                                                   1,994,338
-----------------------------------------------------------------------------
Net investment income                                             15,225,583
-----------------------------------------------------------------------------

Net realized and unrealized gain
on investments and futures contracts:
  Net realized gain (loss) on investment transactions and
  futures contracts                                               26,807,959
-----------------------------------------------------------------------------
  Net change in unrealized depreciation of
  investments and futures contracts                               (8,015,652)
-----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and futures contracts                                             18,792,307
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $34,017,890
-----------------------------------------------------------------------------


Statements of Changes in Net Assets


                                                     Six months
                                                     ended
                                                     6/30/99       Year ended
                                                     (Unaudited)   12/31/98
                                                     --------------------------
Changes from operations:
-------------------------------------------------------------------------------
 Net investment income                               $ 15,225,583  $ 30,054,285
-------------------------------------------------------------------------------
 Net realized gain on investments and
 futures contracts                                     26,807,959    44,287,952
-------------------------------------------------------------------------------
 Net change in unrealized appreciation/(depreciation)
 on investments and future contracts                   (8,015,652)   34,012,132
-------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                              34,017,890   108,354,369
-------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                                 (5,000,529)  (54,174,323)
-------------------------------------------------------------------------------
 Net realized gain on investments                     (44,522,215)  (62,174,659)
-------------------------------------------------------------------------------
  Total distributions to shareholders                 (49,522,744) (116,348,982)
-------------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions              10,441,975   122,835,134
-------------------------------------------------------------------------------

 Total increase/decrease in net assets                 (5,062,879)  114,840,521
-------------------------------------------------------------------------------

Net Assets, at beginning of period                    965,486,036   850,645,515
-------------------------------------------------------------------------------
Net Assets, at end of period                         $960,423,157  $965,486,036
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                Managed Fund  7

Lincoln National Managed Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout each period)

                                            Six months
                                            ended
                                            6/30/99     Year ended December 31,
                                            (Unaudited) 1998       1997       1996       1995      1994
                                            ---------------------------------------------------------------
Net asset value, beginning of period        $ 18.971    $19.304    $16.266    $15.895    $12.783   $14.152

Income (loss) from investment operations:
   Net investment income                       0.298      0.599      0.661      0.628      0.623     0.628
   Net realized and unrealized gain (loss)
      on investments                           0.373      1.632      2.811      1.291      3.132    (0.814)
                                            ---------------------------------------------------------------
   Total from investment operations            0.671      2.231      3.472      1.919      3.755    (0.186)
                                            ---------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income       (0.101)    (1.162)         -     (0.628)    (0.623)    (0.628)
   Distributions from net realized gain on
      investment transactions                 (0.897)    (1.402)    (0.434)    (0.920)    (0.020)    (0.555)
                                            ---------------------------------------------------------------
Total dividends and distributions             (0.998)    (2.564)    (0.434)    (1.548)    (0.643)    (1.183)
                                            ---------------------------------------------------------------
Net asset value, end of period              $ 18.644    $18.971    $19.304    $16.266    $15.895    $12.783
                                            ---------------------------------------------------------------

Total Return(1)                                 3.65%     12.72%     21.82%     12.05%     29.29%     (1.84%)

Ratios and supplemental data:
   Ratio of expenses to average net assets      0.42%(2)   0.42%      0.42%      0.43%      0.43%      0.44%
   Ratio of net investment income
      to average net assets                     3.32%(2)   3.31%      3.77%      4.05%      4.37%      4.45%
   Portfolio Turnover                          16.04%     57.36%     53.40%    108.86%    112.52%    160.79%
   Net assets, end of period (000 omitted)  $960,423   $965,486   $850,646   $675,740   $589,165   $442,140

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annualized

See accompanying notes to financial statements.

                                Managed Fund  8

Lincoln National Managed Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 1999

The Fund: Lincoln National Managed Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to Lincoln National Life Insurance Company and Lincoln National Life Insurance Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objectives is to maximize long-term total return (capital gains plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

1. Significant Accounting Policies

Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their mean quotations. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 1999, the custodial fees offset arrangements and amounted to $3,047.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor of the equity securities held by the Fund, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                                Managed Fund  9

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 1999 are as follows:

         Aggregate         Aggregate        Gross             Gross             Net
         Cost of           Proceeds         Unrealized        Unrealized        Unrealized
         Purchases         From Sales       Appreciation      Depreciation      Appreciation
         ------------------------------------------------------------------------------------
         $146,923,245      $170,502,224     $221,957,897      $(26,269,488)     $195,688,409

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin". The market value of investments pledged to cover margin requirements for open positions at June 30, 1999 was $1,196,589. Unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates. Financial futures contracts open at June 30, 1999 were as follows:

                                                   Notional                        Unrealized
         Contracts                                 Cost Amount   Expiration Dates  Gain (Loss)
         --------------------------------------------------------------------------------------
         105 S&P 500 stock index contracts         $34,636,383   September 1999    $1,623,211)
         (154) Russell 2000 stock index contracts  (34,493,814)  September 1999    (1,080,186)
                                                                                   ----------
                                                                                   $1,543,025
                                                                                   ==========

5. Summary of Changes From Capital Share Transactions

                                                      Shares Issued Upon                                    Net Increase
                             Capital                  Reinvestment of           Capital Shares              Resulting From Capital
                             Shares Sold              Dividends                 Redeemed                    Share Transactions
                             -------------------------------------------------------------------------------------------------------
                             Shares      Amount       Shares      Amount        Shares       Amount         Shares       Amount
                             -------------------------------------------------------------------------------------------------------
Six months ended
  June 30, 1999 (unaudited):   403,141   $ 7,562,568  2,697,270   $ 49,522,744  (2,478,684)  $(46,643,337)    621,727    $10,441,975
Year ended
  December 31, 1998:         2,294,167    42,347,303  6,521,374   $116,348,981  (1,988,346)  $(35,861,150)  6,827,195   $122,835,134

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.



                                Managed Fund  10